Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

The table below shows the information specified in Item 402(v) of Regulation
S-K
concerning the compensation of the CEO and the average compensation of the other Named Executive Officers of
the
Company compared to financial performance for each of fiscal years 2021, 2022, 2023, 2024, and 2025.

PAY VERSUS PERFORMANCE
Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid to CEO (2)	Average Summary Compensation Table Total for Non-CEO NEOs (3)	Average Compensation Actually Paid to Non-CEO NEOs (2)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions)	Company Selected Measure: Earnings Per Share (“EPS”)
					Total Shareholder Return (“TSR”) (4)	Peer Group Total Shareholder Return (4)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2025	$3,189,116	$2,295,997	$1,065,007	$872,495	$128.54	$159.06	$50.2	$2.97	(5)

2024	$2,572,032	$2,398,645	$ 877,120	$829,811	$102.83	$137.73	$47.1	$2.93	(6)

2023	$2,625,890	$2,342,445	$ 856,767	$651,099	$ 96.57	$111.59	$45.2	$2.82

2022	$1,488,255	$1,658,803	$ 531,450	$556,598	$ 91.49	$120.09	$41.4	$2.59

2021	$2,426,750	$2,224,626	$ 578,575	$565,779	$ 79.47	$118.24	$36.1	$2.35

NOTES:

(1)	Mr. Meissner was the CEO for each of 2021, 2022, 2023, 2024, and 2025.

(2)
SEC rules require certain adjustments must be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. Compensation actually paid (“CAP”) does not necessarily represent cash and/or equity value transferred to the applicable Named Executive Officer without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date), as well as an adjustment subtracting the change in pension value as of December 31 and adding the actuarially determined service cost for services rendered by the Named Executive Officer, if applicable, during the covered fiscal year. The table below details these adjustments.

COMPENSATION ACTUALLY PAID
Year	Executive(s)	Summary Compensation Table: Base Salary	Adjusted Equity Awards	Summary Compensation Table: Non-Equity Compensation	Change in Pension Value or Service Cost (7)	Summary Compensation Table: All Other Compensation	Total Compensation Actually Paid

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
2025	CEO	$744,066	$531,278	$662,591	$187,858	$170,204	$2,295,997
2025	Non-CEO NEOs	$360,555	$144,821	$209,982	$15,174	$141,965	$872,495
2024	CEO	$712,025	$759,041	$518,354	$250,735	$158,490	$2,398,645
2024	Non-CEO NEOs	$342,381	$198,973	$163,726	$15,142	$109,591	$829,811
2023	CEO	$678,119	$739,078	$515,709	$251,965	$157,574	$2,342,445
2023	Non-CEO NEOs	$274,566	$119,704	$134,469	$27,046	$95,314	$651,099
2022	CEO	$645,214	$170,548	$521,564	—	$321,477	$1,658,803
2022	Non-CEO NEOs	$300,546	$ 24,995	$142,078	—	$88,979	$556,598
2021	CEO	$620,398	$652,071	$466,162	$342,315	$143,680	$2,224,626
2021	Non-CEO NEOs	$261,300	$ 88,533	$117,920	$26,413	$71,614	$565,779

NOTES, continued:

(3)
In 2024 and 2025, the other Named Executive Officers were Mr. Hevert, Mr. Hurstak, Mr. Eisfeller, and Mr. LeBlanc. In 2023, the other Named Executive Officers were Mr. Hevert, Mr. Hurstak, Mr. Eisfeller, Mr. LeBlanc, and Todd R. Black. Mr. Black retired from the Company on May 1, 2023. In 2022, the other Named Executive Officers were Mr. Hevert, Mr. Black, Mr. Eisfeller and Mr. LeBlanc. In 2021, the other Named Executive Officers were Mr. Hevert, Mr. Black, Mr. Eisfeller, Mr. LeBlanc, and Laurence M. Brock. Mr. Brock retired from the Company in July 2021.

(4)	TSR is determined based on the value of an initial fixed investment of $100 at December 31, 2020. The TSR peer group consists of the S&P 500 Utilities Index. Source of data: S&P Dow Jones Indices LLC.

(5)
For the purpose of calculating the 2025 performance of the “EPS” metric in the Management Incentive Plan, the Committee made the decision in January 2025, when the metrics were established, to use the reported Adjusted non-GAAP
EPS for 2025
15
to allow for the transaction costs associated with the acquisitions of Bangor Natural Gas Company and Maine Natural Gas Corporation, both of which were completed in 2025, and the pending acquisition of Aquarion Water Company of Massachusetts, Inc., Aquarion Water Company of New Hampshire, Inc., and Abenaki Water Co., Inc.

(6)
Reported EPS in 2024 was $2.93. The Compensation Committee made a discretionary $0.04 adjustment to account for the financial impact of the transaction costs incurred in 2024 associated with then-pending acquisition of
Bangor
Natural Gas Company.

(7)	All values shown reflect the pension service cost in the applicable year.

Company Selected Measure Name	EPS
Named Executive Officers, Footnote	In 2024 and 2025, the other Named Executive Officers were Mr. Hevert, Mr. Hurstak, Mr. Eisfeller, and Mr. LeBlanc.	In 2024 and 2025, the other Named Executive Officers were Mr. Hevert, Mr. Hurstak, Mr. Eisfeller, and Mr. LeBlanc.	In 2023, the other Named Executive Officers were Mr. Hevert, Mr. Hurstak, Mr. Eisfeller, Mr. LeBlanc, and Todd R. Black. Mr. Black retired from the Company on May 1, 2023.	In 2022, the other Named Executive Officers were Mr. Hevert, Mr. Black, Mr. Eisfeller and Mr. LeBlanc.	In 2021, the other Named Executive Officers were Mr. Hevert, Mr. Black, Mr. Eisfeller, Mr. LeBlanc, and Laurence M. Brock. Mr. Brock retired from the Company in July 2021.
Peer Group Issuers, Footnote	TSR is determined based on the value of an initial fixed investment of $100 at December 31, 2020. The TSR peer group consists of the S&P 500 Utilities Index. Source of data: S&P Dow Jones Indices LLC.
PEO Total Compensation Amount	$ 3,189,116	$ 2,572,032	$ 2,625,890	$ 1,488,255	$ 2,426,750
PEO Actually Paid Compensation Amount	$ 2,295,997	2,398,645	2,342,445	1,658,803	2,224,626
Adjustment To PEO Compensation, Footnote
(2)
SEC rules require certain adjustments must be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. Compensation actually paid (“CAP”) does not necessarily represent cash and/or equity value transferred to the applicable Named Executive Officer without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date), as well as an adjustment subtracting the change in pension value as of December 31 and adding the actuarially determined service cost for services rendered by the Named Executive Officer, if applicable, during the covered fiscal year. The table below details these adjustments.

COMPENSATION ACTUALLY PAID
Year	Executive(s)	Summary Compensation Table: Base Salary	Adjusted Equity Awards	Summary Compensation Table: Non-Equity Compensation	Change in Pension Value or Service Cost (7)	Summary Compensation Table: All Other Compensation	Total Compensation Actually Paid

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
2025	CEO	$744,066	$531,278	$662,591	$187,858	$170,204	$2,295,997
2025	Non-CEO NEOs	$360,555	$144,821	$209,982	$15,174	$141,965	$872,495
2024	CEO	$712,025	$759,041	$518,354	$250,735	$158,490	$2,398,645
2024	Non-CEO NEOs	$342,381	$198,973	$163,726	$15,142	$109,591	$829,811
2023	CEO	$678,119	$739,078	$515,709	$251,965	$157,574	$2,342,445
2023	Non-CEO NEOs	$274,566	$119,704	$134,469	$27,046	$95,314	$651,099
2022	CEO	$645,214	$170,548	$521,564	—	$321,477	$1,658,803
2022	Non-CEO NEOs	$300,546	$ 24,995	$142,078	—	$88,979	$556,598
2021	CEO	$620,398	$652,071	$466,162	$342,315	$143,680	$2,224,626
2021	Non-CEO NEOs	$261,300	$ 88,533	$117,920	$26,413	$71,614	$565,779

Non-PEO NEO Average Total Compensation Amount	$ 1,065,007	877,120	856,767	531,450	578,575
Non-PEO NEO Average Compensation Actually Paid Amount	$ 872,495	829,811	651,099	556,598	565,779
Adjustment to Non-PEO NEO Compensation Footnote
(2)
SEC rules require certain adjustments must be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. Compensation actually paid (“CAP”) does not necessarily represent cash and/or equity value transferred to the applicable Named Executive Officer without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date), as well as an adjustment subtracting the change in pension value as of December 31 and adding the actuarially determined service cost for services rendered by the Named Executive Officer, if applicable, during the covered fiscal year. The table below details these adjustments.

COMPENSATION ACTUALLY PAID
Year	Executive(s)	Summary Compensation Table: Base Salary	Adjusted Equity Awards	Summary Compensation Table: Non-Equity Compensation	Change in Pension Value or Service Cost (7)	Summary Compensation Table: All Other Compensation	Total Compensation Actually Paid

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
2025	CEO	$744,066	$531,278	$662,591	$187,858	$170,204	$2,295,997
2025	Non-CEO NEOs	$360,555	$144,821	$209,982	$15,174	$141,965	$872,495
2024	CEO	$712,025	$759,041	$518,354	$250,735	$158,490	$2,398,645
2024	Non-CEO NEOs	$342,381	$198,973	$163,726	$15,142	$109,591	$829,811
2023	CEO	$678,119	$739,078	$515,709	$251,965	$157,574	$2,342,445
2023	Non-CEO NEOs	$274,566	$119,704	$134,469	$27,046	$95,314	$651,099
2022	CEO	$645,214	$170,548	$521,564	—	$321,477	$1,658,803
2022	Non-CEO NEOs	$300,546	$ 24,995	$142,078	—	$88,979	$556,598
2021	CEO	$620,398	$652,071	$466,162	$342,315	$143,680	$2,224,626
2021	Non-CEO NEOs	$261,300	$ 88,533	$117,920	$26,413	$71,614	$565,779

Tabular List, Table

Most Important Performance Measures
Cash and Equity: 2021

Financial	Earnings Per Share	40%
	O&M Cost Per Customer	30%

Safety & Reliability	Electric System Reliability	10%
	Gas Emergency Response Time	10%
Customer Engagement	Customer Satisfaction	10%
Cash: 2022-2025

Financial	Earnings Per Share	40%
	O&M Cost Per Customer	30%

Safety & Reliability	Electric System Reliability	10%
	Gas Emergency Response Time	10%
Customer Engagement	Customer Satisfaction	10%
Equity: 2023-2025

Financial	Three-Year Average Return on Equity	50%
	Three-Year Average Growth in Book Value Per Share	50%

Total Shareholder Return Amount	$ 128.54	102.83	96.57	91.49	79.47
Peer Group Total Shareholder Return Amount	159.06	137.73	111.59	120.09	118.24
Net Income (Loss)	$ 50,200,000	$ 47,100,000	$ 45,200,000	$ 41,400,000	$ 36,100,000
Company Selected Measure Amount	2.97	2.93	2.82	2.59	2.35
PEO Name	Mr. Meissner
Measure:: 1
Pay vs Performance Disclosure
Name			Financial	Financial	Financial
Measure:: 2
Pay vs Performance Disclosure
Name				Safety & Reliability	Safety & Reliability
Measure:: 3
Pay vs Performance Disclosure
Name				Customer Engagement	Customer Engagement
PEO | Base Salary [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 744,066	$ 712,025	$ 678,119	$ 645,214	$ 620,398
PEO | Adjusted Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	531,278	759,041	739,078	170,548	652,071
PEO | Non Equity Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	662,591	518,354	515,709	521,564	466,162
PEO | Pension Value Or Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	187,858	250,735	251,965		342,315
PEO | All Other Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	170,204	158,490	157,574	321,477	143,680
Non-PEO NEO | Base Salary [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	360,555	342,381	274,566	300,546	261,300
Non-PEO NEO | Adjusted Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	144,821	198,973	119,704	24,995	88,533
Non-PEO NEO | Non Equity Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	209,982	163,726	134,469	142,078	117,920
Non-PEO NEO | Pension Value Or Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,174	15,142	27,046		26,413
Non-PEO NEO | All Other Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 141,965	$ 109,591	$ 95,314	$ 88,979	$ 71,614